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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      8/11/00
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                31
                                            ---------------------------
Form 13F Information Table Value Total:     $        155,443
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 2000

                                                                                  ITEM 5:
                                   ITEM 2:         ITEM 3:         ITEM 4:       Shares or
           ITEM 1:                Title of          Cusip            Fair        Principal
       Name of Issuer               Class           Number       Market Value      Amount
---------------------------------------------------------------------------------------------
AMER TEL & TEL                COMMON STOCK           001957109        3,721,640      117,217
AMER TEL & TEL LIBERTY MED    COM LIB GRP A          001957208        7,429,500      304,800
AMER TEL & TEL LIBERTY MED    COM LIB GRP A          001957208        3,412,500  140,000 PUT
BERKSHIRE HATHAWAY CL B       CL B                   084670207        5,632,000        3,200
C CUBE MICROSYSTEMS           COMMON STOCK           12501N108        2,411,913      122,900
CABLEVISION SYSTEMS           CL A                   12686C109       15,278,663      225,100
CENDENT                       COMMON STOCK           151313103        3,313,250      228,500
CONSECO                       COMMON STOCK           208464107        3,563,625  365,500 PUT
EASTMAN KODAK                 COMMON STOCK           277461109       10,589,400      177,600
EASTMAN KODAK                 COMMON STOCK           277461109        5,044,275 84,600  CALL
EDWARDS LIFESCIENCES          COMMON STOCK           28176E108        3,914,600      211,600
EQITY OFFICE PROP.            COMMON STOCK           294741103        1,416,050       50,800
EXXON MOBIL CORP.             COMMON STOCK           30231G102        5,746,200       73,200
FLEETBOSTON  FINCL.           COMMON STOCK           339030108        5,756,200      169,300
HARCOURT GENERAL              COMMON STOCK           41163G101        6,046,500      111,200
LIBERTY DIGITAL INC.          CL A                   530436104        1,989,000       66,300
LORAL SPACE & COMM            COMMON STOCK           G56462107          476,700       68,100
LUCENT                        COMMON STOCK           549463107        2,962,275   50,800 PUT
METROPOLITAN LIFE             COMMON STOCK           59156R108        2,672,831      126,900
MICROSOFT CORP                COMMON STOCK           594918104        4,056,000       50,700
MICROSOFT CORP                COMMON STOCK           594918104        4,064,000   50,800 PUT
NASDAQ 100 SHARES UNIT SER 1  UNIT SER 1             631100104       11,052,038      118,600
NEWS CORP.LTD.PFD.            SP ADR PFD             652487802       20,591,250      433,500
NEWS CORP.LTD.PFD. CL A       ADR NEW                652487703        2,607,750  54,900 CALL
SONY CORP.                    ADR NEW                835699307        2,951,981       31,300
STARWOOD LODGING              PAIRED CTF             855905204        2,373,806       72,900
TV GUIDE                      CL A                   87307Q109        3,606,525      105,300
US BANCORP                    COMMON STOCK           902973106        2,281,125      118,500
WORLDCOM INC                  COMMON STOCK           98157D106        2,330,450       50,800
YAHOO                         COMMON STOCK           984332106        4,174,588   33,700 PUT
YAHOO                         COMMON STOCK           984332106        3,976,388       32,100

Table continued...

                                             ITEM 6:                                            ITEM 8:
                                      INVESTMENT DISCRETION                             VOTING AUTHORITY SHARES
                                            (b) Shares                 ITEM 7:
           ITEM 1:                         as Defined    (c) Shared   Managers
       Name of Issuer          (a) Sole    in Instr. V      Other     See Instr. V (a) Sole   (b) Shared     (c) None
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
AMER TEL & TEL                     X                                                 X
AMER TEL & TEL LIBERTY MED         X                                                 X
AMER TEL & TEL LIBERTY MED         X                                                 X
BERKSHIRE HATHAWAY CL B            X                                                 X
C CUBE MICROSYSTEMS                X                                                 X
CABLEVISION SYSTEMS                X                                                 X
CENDENT                            X                                                 X
CONSECO                            X                                                 X
EASTMAN KODAK                      X                                                 X
EASTMAN KODAK                      X                                                 X
EDWARDS LIFESCIENCES               X                                                 X
EQITY OFFICE PROP.                 X                                                 X
EXXON MOBIL CORP.                  X                                                 X
FLEETBOSTON  FINCL.                X                                                 X
HARCOURT GENERAL                   X                                                 X
LIBERTY DIGITAL INC.               X                                                 X
LORAL SPACE & COMM                 X                                                 X
LUCENT                             X                                                 X
METROPOLITAN LIFE                  X                                                 X
MICROSOFT CORP                     X                                                 X
MICROSOFT CORP                     X                                                 X
NASDAQ 100 SHARES UNIT SER 1       X                                                 X
NEWS CORP.LTD.PFD.                 X                                                 X
NEWS CORP.LTD.PFD. CL A            X                                                 X
SONY CORP.                         X                                                 X
STARWOOD LODGING                   X                                                 X
TV GUIDE                           X                                                 X
US BANCORP                         X                                                 X
WORLDCOM INC                       X                                                 X
YAHOO                              X                                                 X
YAHOO                              X                                                 X
